ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIE

Accounts payable and accrued liabilities consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Payroll and social security payable	$16,235	$182,118
Other payables and accrued liabilities	13,568	14,695
Total Accounts Payable and Accrued Liabilities	$29,803	$196,813

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of the following as of December 31, 2024 and 2023:

	2024	2023

Payroll and social security payable	$182,118	$82,494
Bonus payable	—	18,603
Other payables and accrued liabilities	14,695	872
Total Accounts Payable and Accrued Liabilities	$196,813	$101,969